Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable	S/ 773,575	S/ 753,693
Contractual right	1,273,586	1,376,807
Tren Urbano de Lima S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable	773,657	743,816
Cumbra Peru S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable	323,455	378,784
Unna Energia S.A.[Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable	67,662	37,614
Cumbra Ingenieria S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable	43,695	43,165
Red Vial 5 S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable	22,458	15,572
Unna Transporte S.A.C. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable	14,439	9,458
Carretera Andina del Sur S.A.C. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable	12,686	10,631
Viva Negocio Inmobiliario S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable	9,958	40,224
Carretera Sierra Piura S.A.C. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable	4,489	5,093
Concesionaria La Chira S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable	1,003	565
Adexus S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable		91,669
Others [Member]
Trade Accounts Receivables, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable	S/ 84	S/ 216